Stockholders’ Equity (Deficit) and Stock-Based Compensation - Schedule of Performance Stock Units (Details) - Performance Stock Units - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of Units Outstanding
Unvested balances at beginning of period (in shares)	970,922	0
Stock units granted (in shares)	0	970,922
Stock units vested (in shares)	0	0
Stock units forfeited (in shares)	(69,332)	0
Unvested balances at end of period (in shares)	901,590	970,922
Weighted-Average Grant Date Fair Value Per Share
Unvested balances at beginning of period (in dollars per share)	$ 14.21	$ 0.00
Stock units granted (in dollars per share)	0.00	14.21
Stock units vested (in dollars per share)	0.00	0.00
Stock units forfeited (in dollars per share)	14.21	0.00
Unvested balances at end of period (in dollars per share)	$ 14.21	$ 14.21
Aggregate Intrinsic Value (in thousands)
Unvested balances at end of period	$ 17,599	$ 13,428
Weighted-Average Remaining Contractual Term (in years)
Unvested balances at end of period	1 year 11 months 16 days	2 years 1 month 29 days